UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Craig A. Drill
         d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address: 724 Fifth Avenue
         9th Floor
         New York, NY 10019

13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Craig A. Drill
Title:   Investment Manager / Managing Member
Phone:   (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York             January 6, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         30

Form 13F Information Table Value Total:         585,983
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                           FORM 13F INFORMATION TABLE
                                                 Craig A. Drill
                                                December 31, 2010




COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                  --------         -----       --------  -------   --- ----  ----------  --------  ----    ------ ----
ABOVENET INC                    COM              00374N107     2,572      44,000 SH        SOLE        NONE         44,000
AMCOL INTL CORP                 COM              02341W103     1,438      46,400 SH        SOLE        NONE         46,400
AMERICAN WTR WKS CO INC NEW     COM              030420103    14,537     574,800 SH        SOLE        NONE        574,800
AMTECH SYS INC                  COM PAR $0.01N   032332504     3,204     127,400 SH        SOLE        NONE        127,400
COHERENT INC                    COM              192479103       894      19,800 SH        SOLE        NONE         19,800
CYNOSURE INC                    CL A             232577205     9,635     941,800 SH        SOLE        NONE        941,800
DREAMWORKS ANIMATION SKG INC    CL A             26153C103     1,014      34,400 SH        SOLE        NONE         34,400
GLOBAL POWER EQUIPMENT GRP I    COM PAR $0.01    37941P306     1,174      50,600 SH        SOLE        NONE         50,600
HARRIS INTERACTIVE INC          COM              414549105       185     151,600 SH        SOLE        NONE        151,600
HORSEHEAD HLDG CORP             COM              440694305     1,504     115,300 SH        SOLE        NONE        115,300
INTERNATIONAL GAME TECHNOLOG    COM              459902102       819      46,300 SH        SOLE        NONE         46,300
IPG PHOTONICS CORP              COM              44980X109     9,025     285,417 SH        SOLE        NONE        285,417
KBW INC                         COM              482423100     1,418      50,800 SH        SOLE        NONE         50,800
LABORATORY CORP AMER HLDGS      COM NEW          50540R409     5,064      57,600 SH        SOLE        NONE         57,600
LaBranche                       COM NEW          505447102   498,600     138,500 SH        SOLE        NONE        138,500
LIBBEY INC                      COM              529898108     1,355      87,593 SH        SOLE        NONE         87,593
LIMONEIRA CO                    COM              532746104       574      20,000 SH        SOLE        NONE         20,000
MATRIX SVC CO                   COM              576853105       716      58,800 SH        SOLE        NONE         58,800
MERGE HEALTHCARE INC            COM              589499102       851     228,200 SH        SOLE        NONE        228,200
MINEFINDERS LTD                 COM              602900102     3,066     277,700 SH        SOLE        NONE        277,700
PALOMAR MED TECHNOLOGIES INC    COM NEW          697529303    14,595   1,027,100 SH        SOLE        NONE      1,027,100
PENFORD CORP                    COM              707051108       830     135,900 SH        SOLE        NONE        135,900
POLYPORE INTL INC               COM              73179V103     4,505     110,600 SH        SOLE        NONE        110,600
SIRIUS XM RADIO INC             COM              82967N108     1,146     702,900 SH        SOLE        NONE        702,900
SOLTA MED INC                   COM              83438K103     2,057     674,400 SH        SOLE        NONE        674,400
SPDR GOLD TRUST                 GOLD SHS         78463V107       583       4,200 SH        SOLE        NONE          4,200
SYMS CORP                       COM              871551107       273      37,800 SH        SOLE        NONE         37,800
SYNOVIS LIFE TECHNOLOGIES IN    COM              87162G105     1,967     122,100 SH        SOLE        NONE        122,100
TERRA NOVA RTY CORP             COM              88102D103       581      74,325 SH        SOLE        NONE         74,325
UNIFI INC                       COM NEW          904677200     1,802     106,463 SH        SOLE        NONE        106,463



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